1. NATURE OF OPERATIONS: Going Concern (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Details
Accumulated deficit	$ (53,742,186)	$ (8,524,113)
Total current assets	33,210,192	6,278,477
Total current liabilities	$ 14,955,764	$ 2,891,112